Consolidated Statements of Changes in Shareholders’ Equity	Ordinary Shares SGD ($) shares	Ordinary Shares USD ($) shares	Additional paid-in capital SGD ($)	Additional paid-in capital USD ($)	Stock-based compensation reserve SGD ($)	Stock-based compensation reserve USD ($)	Accumulated other comprehensive income SGD ($)	Accumulated other comprehensive income USD ($)	Accumulated deficit SGD ($)	Accumulated deficit USD ($)	Non-controlling Interests SGD ($)	Non-controlling Interests USD ($)	SGD ($)	USD ($)
Balance (in Dollars)	$ 21,970		$ 11,292,123				$ 36,153		$ (13,131,513)		$ (401,841)		$ (2,183,108)
Balance (in Shares) | shares	1,625,000	1,625,000
Balance at Dec. 31, 2022	$ 21,970		11,292,123				36,153		(13,131,513)		(401,841)		(2,183,108)
Balance (in Shares) at Dec. 31, 2022 | shares	1,625,000	1,625,000
Issuance of new shares	$ 3,956		11,230,447										11,234,403
Issuance of new shares (in Shares) | shares	297,138	297,138
Stock-based compensation					537,756								537,756
Net loss									(5,469,730)		(46,494)		(5,516,224)
Foreign currency translation adjustment							(70,252)						(70,252)
Balance at Dec. 31, 2023	$ 25,926		22,522,570		537,756		(34,099)		(18,601,243)		(448,335)		4,002,575
Balance (in Shares) at Dec. 31, 2023 | shares	1,922,138	1,922,138
Balance (in Dollars)	$ 25,926		22,522,570		537,756		(34,099)		(18,601,243)		(448,335)		4,002,575
Balance (in Shares) | shares	1,922,138	1,922,138
Issuance of new shares	$ 6,303		6,428,831										6,435,134
Issuance of new shares (in Shares) | shares	436,893	436,893
Stock-based compensation			93,389										93,389
Net loss									(4,335,471)		(26,803)		(4,362,274)
Foreign currency translation adjustment							130,515						130,515
Balance at Dec. 31, 2024	$ 32,229		29,044,790		537,756		96,416		(22,936,714)		(475,138)		6,299,339
Balance (in Shares) at Dec. 31, 2024 | shares	2,359,031	2,359,031
Balance (in Dollars)	$ 32,229		29,044,790		537,756		96,416		(22,936,714)		(475,138)		6,299,339
Balance (in Shares) | shares	2,359,031	2,359,031
Issuance of new shares	$ 266,722		7,266,362										7,533,084
Issuance of new shares (in Shares) | shares	20,742,100	20,742,100
Stock-based compensation					32,477								32,477
Net loss									(9,200,712)		(35,489)		(9,236,201)	$ (7,182,677)
Foreign currency translation adjustment							(337,545)						(337,545)
Balance at Dec. 31, 2025	$ 298,951	$ 232,484	36,311,152	$ 28,237,929	570,233	$ 443,451	(241,129)	$ (187,518)	(32,137,426)	$ (24,992,166)	(510,627)	$ (397,097)	4,291,154	3,337,083
Balance (in Shares) at Dec. 31, 2025 | shares	23,101,131	23,101,131
Balance (in Dollars)	$ 298,951	$ 232,484	$ 36,311,152	$ 28,237,929	$ 570,233	$ 443,451	$ (241,129)	$ (187,518)	$ (32,137,426)	$ (24,992,166)	$ (510,627)	$ (397,097)	$ 4,291,154	$ 3,337,083
Balance (in Shares) | shares	23,101,131	23,101,131